ADVERTISING AND PROMOTION	12 Months Ended
Dec. 31, 2019
ADVERTISING AND PROMOTION
ADVERTISING AND PROMOTION

26.   ADVERTISING AND PROMOTION

Advertising and promotion consists of market promotion cost and sales agent cost paid to third party companies.

	Year ended December 31,
	2017	2018	2019	2019
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Advertising expenses	317,843	199,368	279,691	40,175
Sales agent expenses	107,022	23,897	60,064	8,628
Total	424,865	223,265	339,755	48,803

The sales agent expenses are related to fees which paid by Hao Miao, Gold Master, Forthright International, Die Xiao, Yuan Shi, Jin Shou Zhi and Qian Shi to external sales agent companies for their customer development services on the Gold Exchanges and the Futures Commodity Exchanges.